Financial Asset Investments - Summary of Financial Asset Investments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)		Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of financial assets [abstract]
Beginning balance	₨ 1,595	[1]	$ 23	₨ 695
Purchase of structured investment	38,124		552
Changes in fair value (including on investments purchased during the year)	9,960		144	900
Exchange difference	(814)		(12)
Ending balance	₨ 48,865		$ 707	₨ 1,595	[1]

[1]	Restated - Refer Note 2(b)